PROPERTY AND EQUIPMENT:	12 Months Ended
Sep. 30, 2015
PROPERTY AND EQUIPMENT:
PROPERTY AND EQUIPMENT:

NOTE 4 – PROPERTY AND EQUIPMENT

Major classes of property and equipment together with their estimated useful lives, consisted of the following at September 30, 2015 and 2014:

	Useful	September 30,
	Lives	2015	2014

Computers and office equipment	3 years	$8,486	$7,389
Automotive equipment	5 years	15,042	15,042
Mine equipment	3-10 years	532,493	500,000
Equipment structures and other	7-10 years	79,289	31,925
Permits	15 years	16,227	16,227
		651,537	570,583
Less: accumulated depreciation		(63,470)	(3,017)

Net property and equipment		$588,067	$567,566

Depreciation expense during the fiscal years ended September 30, 2015 and 2014 totaled $60,453 and $2,087, respectively.